COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of the expected repayment amount of the debt obligations

	1 - 12	13 - 24	25 - 36	37 - 48	49 - 60 months
	months	months	months	months	and beyond	Total
	(RMB in thousands)
Funding Debts obligations
Liabilities to Individual Investors — Juzi Licai	793,356	—	—	—	—	793,356
Liabilities to other funding partners	2,962,172	450,595	—	—	—	3,412,767
Interest payments (i)	237,135	25,972	—	—	—	263,107
Total Funding Debts obligations	3,992,663	476,567	—	—	—	4,469,230
Short-term borrowings	1,977,691	—	—	—	—	1,977,691
Interest payments (i)	63,678	—	—	—	—	63,678
Total short-term borrowings obligations	2,041,369	—	—	—	—	2,041,369
Convertible notes	—	—	—	—	2,092,860	2,092,860
Interest payments (i)	44,183	42,439	42,439	42,439	125,804	297,304
Total convertible notes obligations	44,183	42,439	42,439	42,439	2,218,664	2,390,164
(i)	Interest payments with variable interest rates are calculated using the interest rate as of December 31, 2019.

Litigations

From time to time, the Group may be subject to various legal or administrative claims and proceedings arising in the ordinary course of business.

Shenzhen Fenqile, one VIE of the Group, has been named as a third party in a complaint filed in the Second Intermediate People’s Court of Beijing in December 2019 by Beijing Zhongtai Yingchuang Enterprise Management Co., Ltd. (the “Plaintiff”) against Yinglianshi Animation Culture Development (Beijing) Co., Ltd. (the “Defendant”). The complaint asserted that, among others, a transaction of RMB120.0 million, which the Group previously entered into with the Defendant to acquire the debt investment held by the Defendant, should be nullified and Shenzhen Fenqile should pay the purchase price of RMB120.0 million to the Plaintiff. The case is currently pending in the court. Based on currently available information, management is unable to estimate the ultimate outcome of such pending case, thus no contingent liability has been made as of December 31, 2019.

Litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any liabilities in this regard as of December 31, 2018 and 2019.